SUBSEQUENT EVENTS (Details) $ / shares in Units, Tsh in Millions, $ in Millions												1 Months Ended
	Feb. 19, 2025 $ / shares	Aug. 06, 2024 $ / shares	Feb. 23, 2024 $ / shares	Aug. 04, 2023 R / shares	Aug. 04, 2023 $ / shares	Feb. 22, 2023 R / shares	Feb. 22, 2023 $ / shares	Aug. 05, 2022 R / shares	Aug. 05, 2022 $ / shares	Feb. 22, 2022 R / shares	Feb. 22, 2022 $ / shares	Feb. 28, 2025 TZS (Tsh)	Feb. 28, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (USD per share) | (per share)		$ 0.22	$ 0.19	R 0.70	$ 0.04	R 3.22	$ 0.18	R 4.93	$ 0.28	R 2.17	$ 0.15
Declaration of dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (USD per share) | $ / shares	$ 0.69
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maturity term												3 years
Maximum borrowing capacity | $													$ 300
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, Tanzanian Shilling component
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity | Tsh												Tsh 189,570
Accordion feature, higher borrowing capacity option | Tsh												Tsh 97,000
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, Tanzanian Shilling component | Banking facilities
Disclosure of non-adjusting events after reporting period [line items]
Interest rate (in percent)												5.00%	5.00%
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, Tanzanian Shilling component | Tanzanian Treasury Bill Rate | Minimum | Banking facilities
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (in percent)												12.50%	12.50%
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, Tanzanian Shilling component | Tanzanian Treasury Bill Rate | Maximum | Banking facilities
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (in percent)												17.50%	17.50%
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, US Dollar component
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facilities, maximum borrowing capacity | $													$ 200
Entering into significant commitments | 2025 Geita multi-currency Revolving Credit Facility, US Dollar component | SOFR | Banking facilities
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (in percent)												6.70%	6.70%